Share Capital - Disclosure of Detailed Information About Share Capital (Details) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018
Disclosure of classes of share capital [abstract]
Shares Outstanding Value	$ 116,491	$ 68,727